Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of decommissioning liability
	December 31,	December 31,
	2018	2017
	$	$

Balance, beginning of year	13,271	13,852

Liabilities settled during the year	(1,293)	(1,424)
Interest cost	684	843
Revisions and new estimated cash flows	642	-
Balance, end of year	13,304	13,271

Less: current portion	(2,038)	(1,372)
Long-term decommissioning liability	11,266	11,899

Schedule of key assumptions of calculation of decommissioning liability
	2018		2017
	Mexico	Peru	Mexico	Peru

Estimated undiscounted cash flows ($)	965	15,580	1,021	15,203
Discount rate (%)	10.0	7.0	10.0	6.9
Settlement period (years)	6	5-11	6	5-10